Earnings Per Share (Table)	9 Months Ended
Sep. 30, 2026
Earnings per share [abstract]
Summary of Earnings and Share Data Used in the Basic and Diluted Earnings Per Share Calculation

The following table reflects the earnings and share data used in the basic and diluted earnings per share calculations:

	Three Months Ended September 30,		Nine Months Ended September 30,
(EUR’000, except number of shares and per share data)	2026	2025	2026	2025
Earnings
Net profit/(loss) attributable to ordinary equity holders of the parent for the purposes of basic earnings per share	73,973	(60,989)	910,283	(194,472)

Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	65,743,691	60,756,015	63,932,374	60,412,419
Dilution effects from:
Warrants and RSUs	2,965,732	—	2,848,968	—
Weighted average number of ordinary shares, diluted earnings per share	68,709,423	60,756,015	66,781,342	60,412,419

Basic earnings per share	€1.13	€(1.00)	€14.24	€(3.22)
Diluted earnings per share (1)	€1.08	€(1.00)	€13.63	€(3.22)
(1)
For the three and nine months ended September 30, 2026 and 2025 outstanding warrants, restricted stock units and performance stock units were potentially dilutive. For the three and nine months ended September 30, 2026, only a portion were dilutive, while the remaining were excluded because they are out-of-the-money and/or anti-dilutive for the periods presented. For the three and nine months ended September 30, 2025, none had a dilutive impact. Refer to Note 8, “Share-based Payment” and Note 11, “Financial Assets and Liabilities,” for further information about the share-based incentive programs and convertible notes, respectively.